Deferred Revenues (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred revenue	$ 4,642,000	$ 3,308,000
Deferred costs		719,000
Heritage Makers [Member]
Deferred revenue	4,642,000
Deferred costs	$ 1,396,000